DEBT - Obligation to Vendor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Interest expense	$ 10,903	$ 6,587
Outstanding balance	$ 134,396	$ 173,233